Financial Adviser:

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Gateway Fund
Average Annual Total Returns
As of August 31, 2007

One Year 9.97%
Five Years 8.48%
Ten Years 6.80%
From January 1, 1988 9.10%

Maximum Sales Charge 0.00%
Expense Ratio * 0.95%

* As of December 31, 2006 per the current prospectus dated May 1, 2007.

Average Annual Total Returns
As of June 30, 2007

One Year 11.76%
Five Years 7.83%
Ten Years 6.75%
From January 1, 1988 9.15%

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

Data Source: Gateway Investment Advisers, L.P.

Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries. Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund.

Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Current performance may be lower or higher than the performance data used. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

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If you have any questions regarding the Fund, please don't hesitate to contact me.

Jane Marko
Marketing
Gateway Investment Advisers, L.P.
3805 Edwards Road, Suite 600
Cincinnati, OH 45209
800.354.6339 extension 443

TO:	FINANCIAL PROFESSIONALS
FROM:	WALTER G. SALL
DATE:	SEPTEMBER 7, 2007
SUBJECT:	AUGUST 2007 — GATEWAY FUND BENEFITS FROM INCREASED MARKET VOLATILITY

•	VOLATILITY REFLECTING INCREASED INVESTOR ANXIETY EXTENDS THE HIGH OPTION PREMIUM CASH FLOW IN AUGUST — THE GATEWAY FUND DELIVERS 1.64%

•	THE S&P 500 INDEX RECOVERS FROM A NEGATIVE PERFORMANCE IN JULY TO POST A GAIN OF 1.50% FOR THE MONTH

•	BOND INVESTORS FLEE TO QUALITY AND PROPEL THE LEHMAN BROTHERS U. S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX UP BY 1.21% IN AUGUST

•	VISIT THE GATEWAY FUND WEBSITE AT www.gatewayfund.com

	MONTH OF AUGUST	YEAR-TO-DATE AS OF AUGUST 31, 2007
GATEWAY FUND	1.64%	6.28%
Lehman Brothers U. S. Intermediate Government/Credit Bond Index	1.21%	3.64%
S&P 500 Index	1.50%	5.20%

MONTH OF AUGUST 2007

As credit markets tightened worldwide, debt financing became increasingly difficult for all but the most creditworthy borrowers. Several high-profile hedge fund failures and mortgage finance company difficulties unnerved bond investors and caused a classic “flight to quality.” Stock investors continued their heightened awareness of risks which had previously been latent until July. These conditions resulted in high stock market volatility — the principal driver of option premiums. The combination of higher option premiums and the S&P 500 Index’s recovery from a negative month in July allowed the Gateway Fund to deliver a total return of 1.64% in August.

•
Stock investors worried about credit conditions and their potential negative effect on the economy. Despite increasing price swings, investors weighed the assertions that credit market woes could be contained and the likelihood that a slowing economy would influence the Federal Reserve Board to cut interest rates. A late- month rally of over 4% served to propel the S&P 500 Index to a gain of 1.50% for the month.

•
Fixed income investors also witnessed price volatility, particularly among lower-quality issues. The new investment of choice was the perceived safest of all choices, U. S. Treasury instruments. The strong rally in Treasuries carried the Lehman Brothers U. S. Intermediate Government/Credit Bond Index to a monthly gain of 1.21%.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	AUGUST 2007 — GATEWAY FUND BENEFITS FROM INCREASED MARKET VOLATILITY
DATE:	SEPTEMBER 7, 2007
PAGE:	TWO

•
As of August 31, 2007, the Fund was fully hedged with index call options at an average strike price between 1.5% in-the-money and 1.5% out-of-the-money. The Fund owned index put options on 100% of the notional value of the portfolio, with average strike prices between 7.5% and 10.0% out-of-the-money. The Chicago Board Options Exchange Volatility Index (the “VIX”) spent the entire month of August above 20, ending the month at 23.38.

YEAR-TO-DATE AS OF AUGUST 31, 2007

Despite the continuing difficulties in the sub-prime mortgage markets, investors have been able to refocus their attention on positive economic trends throughout the world. After a deep sell-off extending from mid-July to mid-August, the equity market recovered in late August. Amid heightened volatility, the Gateway Fund withstood the turbulence and provided a total return of 6.28% for the year-to-date period ended August 31, 2007. This return was delivered with the Fund’s usual low risk profile.

•
Stock investors have been encouraged by strong worldwide economic growth but have also been inhibited by problems in the domestic credit markets. Overall, the S&P 500 Index has advanced by 5.20% during the past eight months.

•
Bond investors have been fleeing collateralized-debt markets and seeking safety among the highest-quality sectors. The Lehman Brothers U. S. Intermediate Government/Credit Bond Index returned 3.64% for the eight months ended August 31, 2007.

GOING FORWARD

The monthly returns for stocks and bonds in August belie the turbulence which beset both markets. Absent significant central bank intervention, liquidity has become on ongoing challenge for borrowers and investors. Risk factors continue to become more pronounced, as we have noted above. These developments pose particular exposure for investors in lower credit-quality bonds, the finance sector (which comprised 20% of the S&P 500 Index on August 31) and leveraged investments. For Gateway Fund investors, the opportunity to benefit from increased volatility further suggests that the Fund remains well-positioned as a stable core in their portfolios, especially in these uncertain times.

RISK/RETURN COMPARISON January 1, 1988 — August 31, 2007
	Gateway Fund	Lehman Bros. U.S. Intermediate Government/Credit Bond Index	S&P 500 Index
Return *	9.10%	6.97%	11.99%
Risk **	5.85%	3.25%	13.57%

*	average annual total return
**	annualized standard deviation of monthly total returns

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	AUGUST 2007 — GATEWAY FUND BENEFITS FROM INCREASED MARKET VOLATILITY
DATE:	SEPTEMBER 7, 2007
PAGE:	THREE

AVERAGE ANNUAL TOTAL RETURNS as of August 31, 2007
	Gateway Fund	Lehman Bros. U. S. Intermediate Government/Credit Bond Index	S&P 500 Index
One Year	9.97%	5.54%	15.13%
Three Years	8.60%	3.31%	12.16%
Five Years	8.48%	4.04%	11.99%
Ten Years	6.80%	5.73%	6.74%
Since 1/1/88	9.10%	6.97%	11.99%

Maximum Sales Charge	0.00%
Expense Ratio *	0.95%

* As of December 31, 2006 per the current prospectus dated May 1, 2007.

AVERAGE ANNUAL TOTAL RETURNS as of June 30, 2007
Gateway Fund
One Year	11.76%
Three Years	8.21%
Five Years	7.83%
Ten Years	6.75%
Since 1/1/88	9.15%

Past performance is no guarantee of future results. Performance data represents past performance and assumes the reinvestment of distributions, but does not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. At times the Gateway Fund may not own any put options, resulting in increased exposure to a market decline. Gateway Fund returns are net of fees and expenses. An investor may be subject to additional fees and charges if the Fund is sold through intermediaries.

Gateway advises an investor to consider the investment objectives, risks, charges and expenses of the Gateway Fund carefully before investing. The Gateway Fund prospectus contains this and other information regarding the Fund. Please call 800.354.6339 to obtain a prospectus or one is available on-line at www.gatewayfund.com. The prospectus should be read carefully before you invest or send money.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441

SUBJECT:	AUGUST 2007 — GATEWAY FUND BENEFITS FROM INCREASED MARKET VOLATILITY
DATE:	SEPTEMBER 7, 2007
PAGE:	FOUR

Current performance may be lower or higher than the performance data quoted. Gateway Fund performance data that is current to the most recent month-end is available by calling 800.354.6339 or by accessing our website at www.gatewayfund.com.

The S&P 500 Index is a widely recognized measure of performance for the U. S. stock market. The S&P 500 Index figures represent the prices of a capitalization-weighted index of 500 common stocks and assume reinvestment of all dividends paid on the stocks in the index.

The Lehman Brothers U. S. Intermediate Government/Credit Bond Index is the intermediate component of the Lehman Brothers U. S. Government/Credit Index and is a widely recognized index which features a blend of U. S. Treasury, government-sponsored (U. S. Agency and supranational), mortgage and corporate securities limited to a maturity of no more than ten years.

Data Source: Gateway Investment Advisers, L.P., Lehman Brothers Inc. and Bloomberg L.P.

Rookwood Tower 3805 Edwards Road, Suite 600 Cincinnati, Ohio 45209 513.719.1100 s Fax 513.719.1199	303 International Circle, Suite 315 Hunt Valley, Maryland 21031 513.719.1100 s 410.785.4033 Fax 410.785.0441